S000010031 [Member] Expense Example - The Short Term Government Fund - Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	$ 1,513